Pledged assets and contingent liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Collateral provided
Cash collateral under the security agreements for derivative contracts	kr 3,201	kr 11,098
Contingent liabilities
Guarantee commitments	9,428	7,471
Commitments
Committed undisbursed loans	kr 56,887	kr 54,975